SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS
As of June 30, 2020, 143,277,697 common shares were outstanding (December 31, 2019: 143,277,697 common shares), each with a par value of $0.05. As of June 30, 2020 and December 31, 2019 we hold 995,000 treasury shares.

In the six months ended June 30, 2019, we acquired an aggregate of 350,000 of our common shares in open market transactions under our share buy-back program. The shares were acquired on the Oslo Stock Exchange.
In the six months ended June 30, 2020, we paid an aggregate of $7.2 million in dividends to our shareholders, or $0.05 per share (six months ended June 30, 2019, $10.8 million, or $0.08 per share).